UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   5605 Carnegie Blvd.
	   Suite 375
           Charlotte, NC 28209


13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  November 15, 2011

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     1119    15589 SH       SOLE                    15589
Abbott Labs                    Com              002824100      851    16641 SH       SOLE                    16641
Alcatel-lucent Sponsored Adr ( ADR              013904305       47    16745 SH       SOLE                    16745
Allergan Incorporated          Com              018490102      247     3000 SH       SOLE                     3000
Altria Group Incorporated      Com              02209S103      748    27903 SH       SOLE                    27903
American Wtr Wks Company Incor Com              030420103      553    18318 SH       SOLE                    18318
At&t Incorporated              Com              00206R102     1556    54549 SH       SOLE                    54549
Bank Of America Corporation    Com              060505104       69    11237 SH       SOLE                    11237
Becton Dickinson & Company     Com              075887109     1336    18221 SH       SOLE                    18221
Bristol Myers Squibb Company   Com              110122108      912    29078 SH       SOLE                    29078
Chevron Corporation New        Com              166764100     2712    29293 SH       SOLE                    29293
Chubb Corporation              Com              171232101     1822    30366 SH       SOLE                    30366
Clorox Company Del             Com              189054109      958    14439 SH       SOLE                    14439
Conocophillips                 Com              20825C104      471     7433 SH       SOLE                     7433
Crescent Finl Corporation      Com              225744101       30    10000 SH       SOLE                    10000
Diageo P L C Spon Adr New (UNI ADR              25243Q205      596     7845 SH       SOLE                     7845
DuPont Co.                     Com              263534109      204     5095 SH       SOLE                     5095
Duke Energy Corporation New    Com              26441C105      802    40145 SH       SOLE                    40145
E M C Corporation Mass         Com              268648102      233    11085 SH       SOLE                    11085
Eastover Holding Company (PRIV Com              277900916        0    10000 SH       SOLE                    10000
Emerson Electric Co            Com              291011104      321     7764 SH       SOLE                     7764
Enterprise Products Partners L Com              293792107      250     6227 SH       SOLE                     6227
Exxon Mobil Corporation        Com              30231G102     1844    25390 SH       SOLE                    25390
Flowserve Corporation          Com              34354P105     1078    14563 SH       SOLE                    14563
Fluor Corporation New          Com              343412102     1548    33257 SH       SOLE                    33257
Frontier Communications Corpor Com              35906A108       75    12264 SH       SOLE                    12264
General Electric               Com              369604103      305    20054 SH       SOLE                    20054
Home Depot Incorporated        Com              437076102     1694    51535 SH       SOLE                    51535
Honeywell International Incorp Com              438516106     1914    43597 SH       SOLE                    43597
Intel Corp                     Com              458140100     2026    94953 SH       SOLE                    94953
International Business Machine Com              459200101      867     4958 SH       SOLE                     4958
JP Morgan Chase                Com              46625H100     1264    41975 SH       SOLE                    41975
Johnson & Johnson              Com              478160104     2173    34111 SH       SOLE                    34111
Kinder Morgan Energy Partners  Com              494550106      735    10748 SH       SOLE                    10748
McDonalds Corp                 Com              580135101      965    10988 SH       SOLE                    10988
Microsoft Corporation          Com              594918104     1344    53987 SH       SOLE                    53987
Nucor Corporation              Com              670346105      934    29522 SH       SOLE                    29522
Oracle Corp Com                Com              68389X105      564    19618 SH       SOLE                    19618
Pepsico Inc                    Com              713448108     1914    30925 SH       SOLE                    30925
Philip Morris International In Com              718172109      217     3482 SH       SOLE                     3482
Piedmont Nat Gas Incorporated  Com              720186105      386    13351 SH       SOLE                    13351
Procter & Gamble Co            Com              742718109     2036    32228 SH       SOLE                    32228
Royal Bk Cda Montreal Que (CAN Com              780087102      878    19200 SH       SOLE                    19200
Schlumberger                   Com              806857108     1629    27271 SH       SOLE                    27271
Stanley Black & Decker Incorpo Com              854502101      215     4370 SH       SOLE                     4370
Target Corp                    Com              87612E106     1051    21435 SH       SOLE                    21435
Tortoise Energy Infrstrctr Cp  Com              89147L100      274     8070 SH       SOLE                     8070
Verizon Communications         Com              92343V104      847    23003 SH       SOLE                    23003
Yadkin Valley Financial Corpor Com              984314104       56    33689 SH       SOLE                    33689
Ishares Tr Index Dj Sel Div In                  464287168      258 5350.000 SH       SOLE                 5350.000
Ishares Tr Russell Mcp Gr                       464287481      239 4808.000 SH       SOLE                 4808.000
Vanguard Emerging Markets Etf                   922042858      338 9435.000 SH       SOLE                 9435.000
Vanguard Growth Etf                             922908736      228 4074.000 SH       SOLE                 4074.000
Akre Focus Fund                                 akrex          123 10346.447SH       SOLE                10346.447
Dodge & Cox International Fund                  256206103     3427 119023.074SH      SOLE               119023.074
Fidelity Small Cap Value Fund                   fcpvx          952 79335.832SH       SOLE                79335.832
Harbor International Fund Inve                  411511645      427 8628.219 SH       SOLE                 8628.219
Ishares Tr MSCI Emerging Marke                  464287234      867 24694.000SH       SOLE                24694.000
Perkins Mid Cap Value Fund Cla                  471023598     1910 95851.130SH       SOLE                95851.130
Vanguard Small Cap Etf                          922908751      969 15793.000SH       SOLE                15793.000
Vanguard Intl Equity Index Fd                   922042775     1102 28467.813SH       SOLE                28467.813
Blackrock Global Allocation Fu                  09251T103      282 15852.581SH       SOLE                15852.581